Debt (Short-Term Debt) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Short-term Debt [Line Items]
Document Fiscal Year Focus	2015
Short-term debt and current portion of long-term debt
Bank Overdrafts		$ 0
Short-term Debt	$ 988	167
Senior Notes, Current	300
Short-term debt and current portion of long-term debt	988	167
1 year Term Loan Tranche A Euro value [Member] [Domain]
Short-term debt and current portion of long-term debt
Short-term debt and current portion of long-term debt	550
1 year Term Loan Tranche A Euro value drawn down [Domain]
Short-term debt and current portion of long-term debt
Short-term debt and current portion of long-term debt	544
3 year Term Loan [Member]
Short-term debt and current portion of long-term debt
Current portion of 7-year term loan facility expires 2018	0	1
1 year Term Loan [Member]
Short-term debt and current portion of long-term debt
Current portion of 7-year term loan facility expires 2018	587	0
Short-term debt and current portion of long-term debt	592
1 year Term Loan Tranche B [Member] [Domain]
Short-term debt and current portion of long-term debt
Short-term debt and current portion of long-term debt	400
Seven Year Term Loan Facility [Member]
Short-term debt and current portion of long-term debt
Current portion of 7-year term loan facility expires 2018	$ 22	17
Maturity period of debt instrument	7 years
Five Point Six Two Five Percent Senior Notes Due Two Thousand Fifteen [Member]
Short-term debt and current portion of long-term debt
Senior Notes, Current	$ 0	148
Fair Value Adjustment On Five Point Six Two Five Percentage Senior Notes Due Two Thousand Fifteen [Member]
Short-term debt and current portion of long-term debt
Senior Notes, Current	$ 0	1
Four Point One Two Five Percent Senior Notes Due Two Thousand Sixteen [Member]
Short-term debt and current portion of long-term debt
Senior Notes, Current		$ 0
Interest rate on debt	4.125%
Gras Savoye [Member]
Short-term debt and current portion of long-term debt
Bank Overdrafts	$ 79